Summary of Significant Accounting Policies: Principles of Consolidation: Condensed Balance Sheet (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Total Current Assets	$ 75,816,040	$ 62,027,145	$ 62,182,356
TOTAL ASSETS	175,707,773	165,624,398	145,398,019
Total current liabilities	33,675,118	44,186,731	30,434,218
TOTAL LIABILITIES	49,215,596	57,234,844	58,895,487
Condensed balance sheet
Total Current Assets	78,784,249	58,857,580	51,470,381
TOTAL ASSETS	149,323,537	130,683,952	99,899,826
Total current liabilities	25,992,090	24,065,824	11,689,137
TOTAL LIABILITIES	$ 29,807,146	$ 27,729,581	$ 15,277,230